                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    30 September 2006

Check here if Amendment [_];         Amendment Number: ____
    This Amendment (Check only one):       [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management Limited
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number: 28-11917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Simon James

Title: Compliance Officer

Phone: +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

/s/ Simon James        London, England      13 November 2006
---------------        ---------------      ----------------
[Signature]            [City, State]        [Date]

Report Type(Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             Nil

Form 13F Information Table Entry Total:        118

Form 13F Information Table Value Total:        (thousands) 946,030

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                                                                Voting Authority
                                                    Value   SHRS OR   SH/ Investment  Other   --------------------
Name                      Title Of Class    CUSIP   x$1000 PRN AMOUNT PRN Discretion Managers   Sole   Shared None
------------------------ ---------------- --------- ------ ---------- --- ---------- -------- -------- ------ ----
Accredited Home.........
Lendrs Hldg............. Com              00437P107  1105      30750  SH     Sole                30750   0     0
ACERGY SA............... Sponsored ADR    00443E104  1280      75000  SH     Sole                75000   0     0
AIRCASTLE LTD........... Com              G0129K104   628      21600  SH     Sole                21600   0     0
Alcatel................. Sponsored ADR    013904305   639      52500  SH     Sole                52500   0     0
Alza Corp............... SDCV 7/2         02261WAB5   974      15000  SH     Sole                15000   0     0
American Express Co..... DBCV 1.850% 12/0 025816AS8  2033    2000000  PRN    Sole              2000000   0     0
American Express Co..... Com              025816109   538       9600  SH     Sole                 9600   0     0
American Intl Group Inc. Com              026874107   331       5000  SH     Sole                 5000   0     0
Amerus Group Co......... Com              03072M108 16662     245000  SH     Sole               245000   0     0
Amgen Inc............... Com              031162100   715      10000  SH     Sole                10000   0     0
ANORMED INC............. Com              035910108 13283    1050000  SH     Sole              1050000   0     0
AON Corp................ DBCV 3.500% 11/1 037389AT0  1281     800000  PRN    Sole               800000   0     0
Apogent Tehnologies Inc. DBCV 12/1        03760AAK7 14516   10000000  PRN    Sole             10000000   0     0
Apollo Group Inc........ CL A             037604105  1133      23000  SH     Sole                23000   0     0
Apple Computer Inc...... Com              037833100   539       7000  SH     Sole                 7000   0     0
Arch Coal Inc........... Com              039380100   361      12500  SH     Sole                12500   0     0
Arris Group Inc......... Com              04269Q100   132      11500  SH     Sole                11500   0     0
AT&T Inc................ Com              00206R102   456      14000  SH     Sole                14000   0     0
ATI TECHNOLOGIES INC.... Com              001941103 35995    1678100  SH     Sole              1678100   0     0
AVENTINE RENEWABLE
  ENERGY................ Com              05356X403  3636     170000  SH     Sole               170000   0     0
Axcelis Technologies Inc Note 4.250% 1/1  054540AB5  1730    1750000  PRN    Sole              1750000   0     0
Bea Sys Inc............. Note 4.000% 12/1 073325AD4   252     250000  PRN    Sole               250000   0     0
Broadcom Corp........... CL A             111320107   910      30000  SH     Sole                30000   0     0
Carnival Corp........... DBCV 1.132% 4/2  143658AV4 20189   28100000  PRN    Sole             28100000   0     0
Cephalon Inc............ Note 2.000% 6/0  156708AP4  1458    1000000  PRN    Sole              1000000   0     0
Chesapeake Energy Corp.. Note 2.750% 11/1 165167BW6   516     500000  PRN    Sole               500000   0     0

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
                                                                                                   Voting Authority
                                                        Value   SHRS OR   SH/ Investment  Other   -------------------
Name                          Title Of Class    CUSIP   x$1000 PRN AMOUNT PRN Discretion Managers  Sole   Shared None
---------------------------- ---------------- --------- ------ ---------- --- ---------- -------- ------- ------ ----
Chunghwa Tel Co Ltd......... Sponsored ADR    17133Q205 21821   1260600   SH     Sole             1260600   0     0
Ciena Corp.................. Note 3.750% 2/0  171779AA9   967   1000000   PRN    Sole             1000000   0     0
Cisco Systems Inc........... Com              17275R102  3141    136550   SH     Sole             136550    0     0
Citigroup Inc............... Com              172967101  2588     52100   SH     Sole             52100     0     0
CKE Restaurants Inc......... Com              12561E105 79759   4770300   SH     Sole             4770300   0     0
Corning Inc................. Com              219350105   781     32000   SH     Sole             32000     0     0
Covad Communications Group.. Com              222814204    43     28665   SH     Sole             28665     0     0
Deere & Co.................. Com              244199105   361      4300   SH     Sole             4300      0     0
Diamond Offshore Drilling In DBCV 1.500% 4/1  25271CAE2  2425   1600000   PRN    Sole             1600000   0     0
Diamond Offshore Drilling in Com              25271C102  3619     50000   SH     Sole             50000     0     0
Dril-Quip Inc............... Com              262037104 11167    165000   SH     Sole             165000    0     0
Durect Corporation.......... Note 6.250% 6/1  266605AB0  3770   2736000   PRN    Sole             2736000   0     0
Dynavax Technologies Corp... Com              268158102    86     20000   SH     Sole             20000     0     0
E*trade Financial Corp...... Com              269246104  9558    399600   SH     Sole             399600    0     0
EAGLE TEST SYSTEMS INC...... Com              270006109   496     30000   SH     Sole             30000     0     0
Electronic Data Sys New..... Note 10/1        285661AB0   310    390000   PRN    Sole             390000    0     0
Encore Wire Corp............ Com              292562105   335      9500   SH     Sole             9500      0     0
Energy Partners Ltd......... Com              29270U105 22266    903300   SH     Sole             903300    0     0
Ensco International......... Com              26874Q100 12189    278100   SH     Sole             278100    0     0
EVEREST RE GROUP LTD........ Com              G3223R108   410      4200   SH     Sole             4200      0     0
Fairchild Semiconductor Intl Note 5.000% 11/0 303727AJ0  2016   2000000   PRN    Sole             2000000   0     0
Fidelity Natl Finl Inc...... Com              316326107 22491    540000   SH     Sole             540000    0     0
Flextronics Intl Ltd........ Ord              Y2573F102   781     61800   SH     Sole             61800     0     0
Ford Motor Co Cap Tr II..... PFD Tr CV6.5%    345395206   667     20000   PRN    Sole             20000     0     0
Ford Motor Co Del........... Com Par $0.01    345370860   809    100000   SH     Sole             100000    0     0
FREESCALE
  SEMICONDUCTOR............. Com CL A         35687M107 19025    500000   SH     Sole             500000    0     0

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
                                                                                               Voting Authority
                                                   Value   SHRS OR   SH/ Investment  Other   --------------------
Name                     Title Of Class    CUSIP   x$1000 PRN AMOUNT PRN Discretion Managers   Sole   Shared None
------------------------ --------------- --------- ------ ---------- --- ---------- -------- -------- ------ ----
Genesis Health Corp..... SDCV 2.500% 3/1 37184DAE1  7995    7500000  PRN    Sole              7500000   0     0
GILDAN ACTIVEWEAR INC... Com             375916103   242       5000  SH     Sole                 5000   0     0
Globalsantafe Corp...... SHS             G3930E101 12498     250000  SH     Sole               250000   0     0
GOLAR LNG LTD Bermuda... SHS             G9456A100   179      13700  SH     Sole                13700   0     0
Halliburton Co.......... Note 3.125% 7/1 406216AM3   791     500000  PRN    Sole               500000   0     0
Home Depot Inc.......... Com             437076102  1433      39500  SH     Sole                39500   0     0
Ims Health Inc.......... Com             449934108   666      25000  SH     Sole                25000   0     0
INNERWORKINGS INC....... Com             45773Y105   212      18050  SH     Sole                18050   0     0
INTERNATIONAL COAL GROUP
  INC................... Com             45928H106   190      45000  SH     Sole                45000   0     0
INTRAWEST CORPORATION... Com New         460915200 29697     859800  SH     Sole               859800   0     0
IPC HOLDINGS LTD........ Ord             G4933P101  2129      70000  SH     Sole                70000   0     0
Kellwood Co............. DBCV 3.500% 6/1 488044AF5  2700    3000000  PRN    Sole              3000000   0     0
LG.PHILIPS LCD CO LTD... Spons ADR Rep   50186V102  1327      80000  SH     Sole                80000   0     0
Liberty Media Corp New.. DEB 0.750% 3/3  530718AF2 12469   11284000  PRN    Sole             11284000   0     0
Lockheed Martin Corp.... DBCV 8/1        539830AP4 14636   11500000  PRN    Sole             11500000   0     0
Mcdonald's Corp......... Com             580135101   293       7500  SH     Sole                 7500   0     0
MIDDLEBY CORP........... Com             596278101  1521      19733  SH     Sole                19733   0     0
MITTAL STEEL CO NV...... NY REG SH CL A  60684P101 25781     742100  SH     Sole               742100   0     0
MSC.SOFTWARE CORP....... Com             553531104   231      15000  SH     Sole                15000   0     0
NDS GROUP PLC........... Sponsored ADR   628891103   351       8000  SH     Sole                 8000   0     0
NEW ORIENTAL ED & Tech
  Grp................... Spon ADR        647581107   364      15000  SH     Sole                15000   0     0
Noble Corp.............. Shs             G65422100 11058     172300  SH     Sole               172300   0     0
Nokia Corp.............. Sponsored ADR   654902204   425      21600  SH     Sole                21600   0     0
North Amern Ins Leaders
  Inc................... Unit 99/99/9999 65687M203  2441     312500  SH     Sole               312500   0     0
North Amern Ins Leaders
  Inc................... W Exp 03/21/201 65687M112   142     212500  PRN    Sole               212500   0     0
North Amern Ins Leaders
  Inc................... Com             65687M104  1556     212500  SH     Sole               212500   0     0

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

                                                                                             Voting Authority
                                                 Value   SHRS OR   SH/ Investment  Other   --------------------
Name.                  Title Of Class    CUSIP   x$1000 PRN AMOUNT PRN Discretion Managers   Sole   Shared None
--------------------- ---------------- --------- ------ ---------- --- ---------- -------- -------- ------ ----
NORTHWESTERN CORP.... Com New          668074305 15645     447258  SH     Sole               447258   0     0
NOVELIS INC.......... Com              67000X106 26342    1029400  SH     Sole              1029400   0     0
Nrg Energy Inc....... Com New          629377508  4530     100000  SH     Sole               100000   0     0
NTELOS HOLDINGS CORP. Com              67020Q107   201      15710  SH     Sole                15710   0     0
Omnicom Group Inc.... Note 7/3         681919AM8   690     700000  PRN    Sole               700000   0     0
Oshkosh Truck Corp... Com              688239201   257       5100  SH     Sole                 5100   0     0
Pacific Sunwear Calif
  Inc................ Com              694873100   151      10000  SH     Sole                10000   0     0
Pfizer Inc........... Com              717081103  1276      45000  SH     Sole                45000   0     0
Platinum Underwriter
  Hldgs.............. Com              G7127P100   413      13400  SH     Sole                13400   0     0
QIMONDA AG........... Sponsored ADR    746904101   323      19000  SH     Sole                19000   0     0
Qualcomm Inc......... Com              747525103   727      20000  SH     Sole                20000   0     0
QWEST COMMUNICATIONS
  INT................ Note 3.500% 11/1 749121BY4 93029   56750000  PRN    Sole             56750000   0     0
RECKSON OPERATING
  PRTSHP............. Deb 4.000% 6/1   75621LAJ3 23728   20900000  PRN    Sole             20900000   0     0
Roper Inds Inc New... Note 1.481% 1/1  776696AA4  1779    3000000  PRN    Sole              3000000   0     0
Sandisk Corp......... Note 1.000% 5/1  80004CAC5  7640    8000000  PRN    Sole              8000000   0     0
SLM Corp............. DBCV 7/2         78442PAC0  4060    4000000  PRN    Sole              4000000   0     0
Solectron Corp....... Note 11/2        834182AL1    58     100000  PRN    Sole               100000   0     0
SPANSION INC......... COM CL A         84649R101   750      45000  SH     Sole                45000   0     0
STREETTRACKS GOLD
  TRUST.............. GOLD SHS         863307104   833      14000  SH     Sole                14000   0     0
Symmetricom Inc...... Com              871543104  1244     154100  SH     Sole               154100   0     0
Tellabs Inc.......... Com              879664100  2082     190000  SH     Sole               190000   0     0
Texas Instruments In. Com              882508104   333      10000  SH     Sole                10000   0     0
TITAN INTERNATIONAL
  INC................ Com              88830M102 16500     912600  SH     Sole               912600   0     0
Transocean Inc....... Ord              G90078109 64867     885800  SH     Sole               885800   0     0
TRONOX INC........... CL A             897051108 18573    1456700  SH     Sole              1456700   0     0
TRONOX INC........... COM CL B         897051207 21705    1699700  SH     Sole              1699700   0     0
Tyco International
  Ltd New............ Com              902124106  3919     140000  SH     Sole               140000   0     0
Tyco Intl Group SA... DBCV 3.125% 1/1  902118BG2  3315    2500000  PRN    Sole              2500000   0     0

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

                                                                                               Voting Authority
                                                   Value   SHRS OR   SH/ Investment  Other   --------------------
Name                     Title Of Class    CUSIP   x$1000 PRN AMOUNT PRN Discretion Managers   Sole   Shared None
------------------------ --------------- --------- ------ ---------- --- ---------- -------- -------- ------ ----
United Microeclectronics
  Corp.................. Sponsored ADR   910873207  1793     582041  SH     Sole               582041   0     0
Verizon Communications.. Com             92343V104   891      24000  SH     Sole                24000   0     0
Vertex Pharmaceuticals
  Inc................... Note 5.000% 9/1 92532FAD2  1001    1000000  PRN    Sole              1000000   0     0
Vertex Pharmaceuticals
  Inc................... Com             92532F100  1121      33300  SH     Sole                33300   0     0
VODAFONE GROUP PLC NEW.. Spons ADR New   92857W209   280      12250  SH     Sole                12250   0     0
Vornado Realty trP...... Deb 3.875% 4/1  929043AC1 60187   47200000  PRN    Sole             47200000   0     0
Walt Disney Company..... Note 2.125% 4/1 254687AU0  8769    7720000  PRN    Sole              7720000   0     0
Walter Industries Inc... Com             93317Q105   213       5000  SH     Sole                 5000   0     0
Watson Pharmaceuticals
  Inc................... DBCV 1.750% 3/1 942683AC7  5944    6500000  PRN    Sole              6500000   0     0
Williams Cos Inc........ Com             969457100   239      10000  SH     Sole                10000   0     0
Xl Capital Ltd.......... CL A            G98255105   412       6000  SH     Sole                 6000   0     0
Yankee Candle Co........ Com             984757104 75710    2586600  SH     Sole              2586600   0     0

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